Consolidated Statements of Financial Position	Dec. 31, 2021 CAD ($)	Nov. 30, 2020 CAD ($)
Assets
Cash	$ 7,642,593	$ 660,686
Amounts Receivable (note 5)	3,911,638	381,749
Prepaid Expenses And Deposits	385,639	109,142
Other Investments (note 9)	0	62,635
Other Current Assets (note 10)	388,478	0
Total Current Assets	12,328,348	1,214,212
Long-term
Equipment (note 6)	4,600,404	1,419
Intangibles (note 7)	9,339,175	2,361,567
Goodwill (note 7)	0	2,258,109
Right-of-use Asset (note 14)	3,501,614	0
Reclamation Deposits (note 8)	340,443	338,606
Non-current Assets Held For Sale	99,535	0
Total Assets	30,209,519	6,173,913
Accounts Payable And Accrued Liabilities (note 19)	2,796,756	845,273
Deferred Revenue	414,628	104,630
Current Portion Of Lease Liability (note 14)	382,057	0
Loan Payable (note 13)	152,305	0
Total Current Liabilities	3,745,746	949,903
Deferred Consideration On Acquisition Of Code Red (note 4(a))	0	335,000
Lease Liability, Net Of Current Portion (note 14)	3,421,383	0
Deferred Tax Liability (note 12)	347,958	464,000
Total Liabilities	7,839,020	2,112,836
Common Shares (note 15(b))	45,690,856	6,340,328
Share Based Payments Reserve (note 16)	3,923,193	718,951
Contingently Issuable Shares (notes 4(d))	66,238	0
Warrants (note 17)	2,923,808	827,461
Accumulated Other Comprehensive Income	221,183	884
Accumulated Deficit	(30,341,957)	(3,826,547)
Equity Attributable To Owners Of The Parent	22,483,321	4,061,077
Non-controlling Interest (note 18)	(112,822)	0
Total Shareholders' Equity	22,370,499	4,061,077
Total Liabilities And Shareholders' Equity	$ 30,209,519	$ 6,173,913